Share-based compensation - Changes in stock options (Details)	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,283,088	1,516,641
Number of options granted (in shares) | shares	146,119	115,969
Number of options forfeited (in shares) | shares	(45,697)	(23,914)
Number of options exercised (in shares) | shares	(6,409)	(86,684)
Number of options outstanding - end of period (in shares) | shares	1,377,101	1,522,012
Number of options exercisable (in shares) | shares	891,673	875,987
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares	$ 12.00	$ 6.73
Weighted average exercise price, options granted (in cad per share) | $ / shares	45.09	53.19
Weighted average exercise price, options forfeited (in cad per share) | $ / shares	41.84	14.87
Weighted average exercise price, options exercised (in cad per share) | $ / shares	13.89	2.69
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares	14.51	10.37
Weighted average exercise price, options exercisable (in cad per share) | $ / shares	$ 4.11	$ 2.65